Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. federal net operating loss carryovers	$ 962,832	$ 0
Valuation allowance	$ 202,195	$ 0